Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Cash flows from operating activities:
Net income	$ 165,770	$ 291,155	$ 78,816
Income from discontinued operations	6,981	21,078	7,764
Gain on sale of discontinued operations	(149,798)	0	0
Net income from continuing operations	8,991	270,077	71,052
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	21,231	14,644	11,589
Amortization expense	31,844	25,107	19,350
Impairment expense	0	0	0
Amortization of debt issuance costs and original issue discount	2,883	3,125	3,366
Loss on debt extinguishment	0	2,143	1,785
Supplemental put reversal	0	0	(45,995)
Unrealized loss on interest rate swap	5,662	7,722	130
Noncontrolling stockholder stock based compensation	3,171	3,779	3,665
Net gain on deconsolidation of subsidiary - FOX	0	(264,325)	0
Gain on equity method investment	(4,533)	(11,029)	0
Excess tax benefit from subsidiary stock options exercised	0	(1,662)	0
Deferred taxes	(4,333)	(10,124)	(4,482)
Other	(44)	1,365	244
Changes in operating assets and liabilities, net of acquisitions:
(Increase) decrease in accounts receivable	13,243	(10,675)	(12,626)
(Increase) decrease in inventories	(1,810)	14,859	(19,402)
(Increase) decrease in prepaid expenses and other current assets	805	190	(677)
Increase (decrease) in accounts payable and accrued expenses	(8,108)	(8,948)	13,076
Payment of profit allocation	0	0	(5,603)
Net cash provided by operating activities - continuing operations	69,002	36,248	35,472
Net cash provided by operating activities - discontinued operations	15,546	29,239	33,189
Net cash provided by operations	84,548	65,487	68,661
Net cash provided by operating activities - discontinued operations
Acquisitions, net of cash acquired	(130,292)	(474,657)	(1,117)
Purchases of property and equipment	(15,661)	(10,015)	(15,750)
Proceeds from the FOX stock offering	0	65,528	80,913
Proceeds from sale of businesses	385,510	2,001	2,760
Payment of interest rate swap	(2,007)	(2,008)	0
Other investing activities	(104)	(381)	4,131
Net cash provided by (used in) investing activities - continuing operations	237,446	(419,532)	70,937
Net cash used in investing activities - discontinued operations	(3,566)	(5,221)	(4,651)
Net cash provided by (used in) investing activities	233,880	(424,753)	66,286
Cash flows from financing activities:
Proceeds from the issuance of Trust shares, net	0	99,868	0
Borrowings under credit facility	197,000	677,000	117,500
Repayments under credit facility	(369,975)	(426,275)	(106,275)
Distributions paid	(78,192)	(69,552)	(69,552)
Net proceeds provided by noncontrolling shareholders	14,949	4,025	36,122
Distributions paid to noncontrolling shareholders - Allocation Interests	(17,731)	(11,870)	(19,081)
Debt issuance costs	(440)	(7,370)	(2,697)
Excess tax benefit on stock-based compensation	0	1,662	0
Other	32	(2,001)	(139)
Net cash (used in) provided by financing activities	(254,357)	265,487	(44,122)
Foreign currency impact on cash	(1,905)	(955)	450
Net increase (decrease) in cash and cash equivalents	62,166	(89,526)	94,988
Cash and cash equivalents — beginning of period (1)	21,946	113,229	18,241
Cash and cash equivalents — end of period (2)	85,240	21,946	$ 113,229
Cash and Cash Equivalents, at Carrying Value, Including Discontinued Operations	$ 85,869	$ 23,703